Employee Benefit Plans (Summary Of Shares Held In The ESOP Trust) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Employee Benefit Plans [Abstract]
Allocated ESOP shares	4,892,642	4,723,590
Unreleased ESOP shares	4,460,346	5,012,336
Total ESOP shares	9,352,988	9,735,926
Fair value of unreleased ESOP shares	$ 55,442	$ 59,948